Landfill Assets (Capitalized Interest) (Details) - USD ($)	Dec. 31, 2015	Dec. 31, 2014
Landfill Assets Disclosure [Abstract]
Capitalized Interest, Landfill Assets	$ 2,073,000	$ 2,078,000